Loans, Impaired Loans and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

	As at
	July 31, 2026
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$366,643	$1,495	$365,148
Personal loans	108,016	2,272	105,744
Credit cards	16,365	1,157	15,208
Business and government	286,860	2,405	284,455
Total	$777,884	$7,329	$770,555

	As at
	April 30, 2026			October 31, 2025
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$368,495	$1,450	$367,045	$370,191	$1,460	$368,731
Personal loans	108,355	2,254	106,101	110,567	2,432	108,135
Credit cards	16,040	1,166	14,874	18,045	1,355	16,690
Business and government	271,694	2,280	269,414	279,705	2,216	277,489
Total	$764,584	$7,150	$757,434	$778,508	$7,463	$771,045

Schedule of Impaired Loans
(b) Impaired loans
(1)

	As at
	July 31, 2026
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$3,058	$850	$2,208
Personal loans	945	556	389
Credit cards	–	–	–
Business and government	3,798	1,092	2,706
Total	$7,801	$2,498	$5,303
By geography:
Canada	$2,876	$784	$2,092
United States	119	9	110
Mexico	1,526	551	975
Peru	759	389	370
Chile	1,467	366	1,101
Other international	1,054	399	655
Total	$7,801	$2,498	$5,303

	As at
	April 30, 2026			October 31, 2025
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,904	$841	$2,063	$2,903	$840	$2,063
Personal loans	975	566	409	1,071	604	467
Credit cards	–	–	–	–	–	–
Business and government	3,729	1,001	2,728	3,270	897	2,373
Total	$7,608	$2,408	$5,200	$7,244	$2,341	$4,903
By geography:
Canada	$2,798	$796	$2,002	$2,416	$683	$1,733
United States	124	13	111	–	–	–
Mexico	1,515	570	945	1,494	535	959
Peru	739	367	372	823	400	423
Chile	1,452	344	1,108	1,420	332	1,088
Other international	980	318	662	1,091	391	700
Total	$7,608	$2,408	$5,200	$7,244	$2,341	$4,903

(1)	Interest income recognized on impaired loans during the three months ended July 31, 2026 was $78 (April 30, 2026 – $29; October 31, 2025 – $23).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements are incorporated through expert credit judgement. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at July 31, 2026	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.7	2.0	2.7	2.8	-1.1	2.6	-4.6	3.2
Consumer price index, y/y %	2.6	1.8	2.8	2.1	2.0	1.6	6.1	2.1
Unemployment rate, average %	6.4	6.1	6.0	5.2	7.7	6.8	10.6	7.4
Bank of Canada overnight rate target, average %	2.8	2.9	3.1	3.6	2.1	2.3	3.6	3.5
HPI - Housing Price Index, y/y % change	-2.3	5.1	-1.6	6.2	-6.5	5.7	-9.8	5.2
USD/CAD exchange rate, average	1.33	1.29	1.32	1.27	1.40	1.27	1.48	1.29
U.S.
Real GDP growth, y/y % change	1.7	2.3	2.2	3.2	-1.1	3.1	-4.0	3.6
Consumer price index, y/y %	3.2	2.3	3.5	2.6	3.4	2.2	7.1	2.5
Target federal funds rate, upper limit, average %	3.4	3.2	3.8	3.7	3.4	2.8	4.3	3.9
Unemployment rate, average %	4.2	4.1	4.1	3.7	5.7	4.6	8.0	4.9
Mexico
Real GDP growth, y/y % change	1.2	1.8	1.6	2.5	-1.4	2.3	-4.7	3.0
Unemployment rate, average %	3.2	3.6	3.1	3.1	3.9	3.7	6.1	4.5
Chile
Real GDP growth, y/y % change	3.2	2.1	4.6	2.9	0.7	2.7	-3.5	3.6
Unemployment rate, average %	7.8	7.3	7.5	6.8	9.1	7.5	11.4	8.0
Peru
Real GDP growth, y/y % change	3.1	2.8	4.6	3.8	0.4	3.4	-1.2	3.9
Unemployment rate, average %	5.6	6.0	5.1	5.0	6.8	6.4	10.6	7.6
Caribbean
Real GDP growth, y/y % change	3.6	4.0	4.0	4.8	1.6	4.5	-0.1	5.0
Global
WTI oil price, average USD/bbl	79	69	85	81	68	62	127	73
Copper price, average USD/lb	5.89	6.37	6.07	6.91	5.43	6.24	5.93	6.22
Global GDP, y/y % change	3.0	2.8	3.7	3.7	0.7	3.4	-1.9	3.9

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at April 30, 2026	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.6	2.0	2.6	2.9	-1.0	2.6	-4.4	3.3
Consumer price index, y/y %	3.1	1.9	3.3	2.4	2.6	1.7	6.5	2.1
Unemployment rate, average %	6.4	5.9	5.9	4.5	7.6	6.5	10.4	7.1
Bank of Canada overnight rate target, average %	2.8	2.9	3.1	3.7	2.1	2.4	3.5	3.5
HPI - Housing Price Index, y/y % change	-1.6	4.7	-0.9	6.2	-5.6	5.3	-8.9	4.8
USD/CAD exchange rate, average	1.34	1.30	1.33	1.28	1.40	1.28	1.48	1.30
U.S.
Real GDP growth, y/y % change	1.6	2.4	2.2	3.3	-1.1	3.1	-3.9	3.6
Consumer price index, y/y %	3.0	2.4	3.2	2.8	3.2	2.3	6.8	2.6
Target federal funds rate, upper limit, average %	3.6	3.4	3.8	4.0	3.5	3.0	4.4	4.1
Unemployment rate, average %	4.3	4.0	4.1	3.6	5.7	4.5	8.1	4.8
Mexico
Real GDP growth, y/y % change	0.9	1.9	1.3	2.6	-1.6	2.4	-4.8	3.1
Unemployment rate, average %	3.5	3.8	3.3	3.3	4.2	3.9	6.5	4.8
Chile
Real GDP growth, y/y % change	2.5	2.1	3.3	3.0	0.1	2.7	-4.0	3.7
Unemployment rate, average %	8.1	7.3	7.9	6.8	9.3	7.5	11.6	8.0
Peru
Real GDP growth, y/y % change	3.3	2.7	4.4	3.5	0.7	3.2	-0.8	3.8
Unemployment rate, average %	5.8	6.0	5.4	5.1	6.9	6.4	10.9	7.5
Caribbean
Real GDP growth, y/y % change	3.7	4.0	4.1	4.7	1.8	4.4	-0.6	4.9
Global
WTI oil price, average USD/bbl	85	69	89	83	74	63	130	74
Copper price, average USD/lb	5.39	5.86	5.51	6.38	4.99	5.74	5.41	5.72
Global GDP, y/y % change	2.4	2.8	3.2	3.7	0.3	3.4	-2.3	3.9

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.2	2.4	3.1	-1.1	2.7	-4.4	3.4
Consumer price index, y/y %	1.9	2.2	2.1	2.7	1.4	2.0	5.0	2.4
Unemployment rate, average %	7.0	5.8	6.6	4.7	8.2	6.4	11.2	7.0
Bank of Canada overnight rate target, average %	2.3	2.8	2.8	3.7	2.1	2.4	3.1	3.3
HPI - Housing Price Index, y/y % change	1.9	6.2	2.6	7.7	-2.0	6.7	-5.1	6.2
USD/CAD exchange rate, average	1.32	1.30	1.31	1.29	1.37	1.29	1.45	1.30
U.S.
Real GDP growth, y/y % change	1.4	2.3	1.9	3.2	-1.0	3.0	-3.7	3.5
Consumer price index, y/y %	2.6	2.5	2.7	2.8	2.7	2.4	6.0	2.7
Target federal funds rate, upper limit, average %	3.3	3.0	3.5	3.5	3.2	2.7	3.9	3.6
Unemployment rate, average %	4.5	4.3	4.4	4.0	5.8	4.8	8.1	5.2
Mexico
Real GDP growth, y/y % change	-0.2	2.2	0.6	2.9	-2.4	2.6	-5.5	3.3
Unemployment rate, average %	3.3	3.7	3.2	3.1	3.9	3.8	6.1	4.6
Chile
Real GDP growth, y/y % change	2.4	2.0	3.5	2.8	0.3	2.6	-3.7	3.5
Unemployment rate, average %	7.9	6.7	7.7	6.4	9.0	6.9	11.2	7.3
Peru
Real GDP growth, y/y % change	2.9	3.1	4.1	4.0	0.6	3.6	-1.0	4.1
Unemployment rate, average %	5.7	6.1	5.3	5.2	6.7	6.5	10.5	7.6
Colombia
Real GDP growth, y/y % change	2.9	2.5	4.0	3.4	0.7	3.0	-1.0	3.5
Unemployment rate, average %	10.3	9.9	10.0	9.1	12.0	10.5	18.9	12.5
Caribbean
Real GDP growth, y/y % change	3.7	4.0	4.4	4.7	1.6	4.4	-0.6	4.9
Global
WTI oil price, average USD/bbl	60	66	64	78	53	61	45	56
Copper price, average USD/lb	4.19	4.68	4.29	5.03	3.92	4.60	3.61	4.47
Global GDP, y/y % change	2.2	2.7	3.0	3.5	0.3	3.2	-2.2	3.7

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2025	Provision for credit losses (1)	Net write- offs	Other, including foreign currency adjustment	Balance as at July 31, 2026
Residential mortgages	$1,460	$189	$(99)	$(55)	$1,495
Personal loans	2,432	1,380	(1,271)	(269)	2,272
Credit cards	1,355	893	(913)	(178)	1,157
Business and government	2,392	1,004	(561)	(227)	2,608
	$7,639	$3,466	$(2,844)	$(729)	$7,532
Presented as:
Allowance for credit losses on loans	$7,463				$7,329
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	175				202
(1)	Excludes amounts associated with other assets of $6. The provision for credit losses, net of these amounts, is $3,472.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2024	Provision for credit losses (1)	Net write- offs	Other, including foreign currency adjustment	Balance as at July 31, 2025
Residential mortgages	$1,208	$270	$(72)	$24	$1,430
Personal loans	2,319	1,499	(1,353)	(78)	2,387
Credit cards	1,160	1,029	(942)	3	1,250
Business and government	2,036	817	(466)	(83)	2,304
	$6,723	$3,615	$(2,833)	$(134)	$7,371
Presented as:
Allowance for credit losses on loans	$6,536				$7,197
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	186				173
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(14). The provision for credit losses, net of these amounts, is $3,601.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at July 31, 2026
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$209	$436	$850	$1,495
Personal loans	578	1,138	556	2,272
Credit cards	263	894	–	1,157
Business and government	733	580	1,092	2,405
Total (1)	$1,783	$3,048	$2,498	$7,329
(1)	Excludes allowance for credit losses of $222 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$196	$424	$840	$1,460
Personal loans	613	1,215	604	2,432
Credit cards	338	1,017	–	1,355
Business and government	713	606	897	2,216
Total (1)	$1,860	$3,262	$2,341	$7,463
(1)	Excludes allowance for credit losses of $191 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at July 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$185	$447	$798	$1,430
Personal loans	564	1,223	600	2,387
Credit cards	309	941	–	1,250
Business and government	699	595	836	2,130
Total (1)	$1,757	$3,206	$2,234	$7,197
(1)	Excludes allowance for credit losses of $189 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	July 31, 2026				July 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$190	$419	$841	$1,450	$178	$452	$748	$1,378
Provision for credit losses
Remeasurement (1)	(51)	57	50	56	(73)	21	118	66
Newly originated or purchased financial assets	11	–	–	11	11	–	–	11
Derecognition of financial assets and maturities	(2)	(9)	–	(11)	(2)	(10)	–	(12)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	67	(61)	(6)	–	80	(64)	(16)	–
Stage 2	(9)	52	(43)	–	(10)	69	(59)	–
Stage 3	–	(25)	25	–	–	(26)	26	–
Gross write-offs	–	–	(45)	(45)	–	–	(39)	(39)
Recoveries	–	–	7	7	–	–	7	7
Foreign exchange and other movements	3	3	21	27	1	5	13	19
Balance at end of period	$209	$436	$850	$1,495	$185	$447	$798	$1,430
Personal loans
Balance at beginning of period	$558	$1,130	$566	$2,254	$534	$1,228	$617	$2,379
Provision for credit losses
Remeasurement (1)	(166)	225	332	391	(136)	201	318	383
Newly originated or purchased financial assets	87	–	–	87	94	–	–	94
Derecognition of financial assets and maturities	(25)	(27)	–	(52)	(23)	(34)	–	(57)
Changes in models and methodologies	–	–	–	–	3	(4)	–	(1)
Transfer to (from):
Stage 1	152	(148)	(4)	–	146	(142)	(4)	–
Stage 2	(36)	65	(29)	–	(54)	87	(33)	–
Stage 3	(1)	(111)	112	–	(2)	(115)	117	–
Gross write-offs	–	–	(504)	(504)	–	–	(508)	(508)
Recoveries	–	–	74	74	–	–	85	85
Foreign exchange and other movements	9	4	9	22	2	2	8	12
Balance at end of period	$578	$1,138	$556	$2,272	$564	$1,223	$600	$2,387
Credit cards
Balance at beginning of period	$250	$916	$–	$1,166	$292	$943	$–	$1,235
Provision for credit losses
Remeasurement (1)	(50)	123	187	260	(67)	168	188	289
Newly originated or purchased financial assets	20	–	–	20	41	–	–	41
Derecognition of financial assets and maturities	(7)	(5)	–	(12)	(10)	(12)	–	(22)
Changes in models and methodologies	–	–	–	–	2	(3)	–	(1)
Transfer to (from):
Stage 1	69	(69)	–	–	86	(86)	–	–
Stage 2	(24)	24	–	–	(39)	39	–	–
Stage 3	–	(101)	101	–	–	(102)	102	–
Gross write-offs	–	–	(342)	(342)	–	–	(368)	(368)
Recoveries	–	–	54	54	–	–	73	73
Foreign exchange and other movements	5	6	–	11	4	(6)	5	3
Balance at end of period	$263	$894	$–	$1,157	$309	$941	$–	$1,250
Total retail loans
Balance at beginning of period	$998	$2,465	$1,407	$4,870	$1,004	$2,623	$1,365	$4,992
Provision for credit losses
Remeasurement (1)	(267)	405	569	707	(276)	390	624	738
Newly originated or purchased financial assets	118	–	–	118	146	–	–	146
Derecognition of financial assets and maturities	(34)	(41)	–	(75)	(35)	(56)	–	(91)
Changes in models and methodologies	–	–	–	–	5	(7)	–	(2)
Transfer to (from):
Stage 1	288	(278)	(10)	–	312	(292)	(20)	–
Stage 2	(69)	141	(72)	–	(103)	195	(92)	–
Stage 3	(1)	(237)	238	–	(2)	(243)	245	–
Gross write-offs	–	–	(891)	(891)	–	–	(915)	(915)
Recoveries	–	–	135	135	–	–	165	165
Foreign exchange and other movements	17	13	30	60	7	1	26	34
Balance at end of period	$1,050	$2,468	$1,406	$4,924	$1,058	$2,611	$1,398	$5,067
Non-retail loans:
Business and government
Balance at beginning of period	$829	$625	$1,001	$2,455	$820	$611	$836	$2,267
Provision for credit losses
Remeasurement (1)	(126)	22	297	193	(50)	69	213	232
Newly originated or purchased financial assets	410	–	–	410	308	–	–	308
Derecognition of financial assets and maturities	(347)	(58)	(12)	(417)	(245)	(40)	(9)	(294)
Changes in models and methodologies	82	49	–	131	–	–	–	–
Transfer to (from):
Stage 1	37	(37)	–	–	29	(29)	–	–
Stage 2	(16)	16	–	–	(21)	21	–	–
Stage 3	–	(8)	8	–	(1)	(13)	14	–
Gross write-offs	–	–	(192)	(192)	–	–	(210)	(210)
Recoveries	–	–	11	11	–	–	12	12
Foreign exchange and other movements	14	10	(8)	16	5	3	(20)	(12)
Balance at end of period including off-balance sheet exposures	$883	$619	$1,105	$2,607	$845	$622	$836	$2,303
Less: Allowance for credit losses on off-balance sheet exposures (2)	(150)	(39)	(13)	(202)	(146)	(27)	–	(173)
Balance at end of period (2)	$733	$580	$1,092	$2,405	$699	$595	$836	$2,130
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

	As at and for the nine months ended
	July 31, 2026				July 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$196	$424	$840	$1,460	$165	$398	$645	$1,208
Provision for credit losses
Remeasurement (1)	(178)	145	224	191	(172)	123	319	270
Newly originated or purchased financial assets	32	–	–	32	36	–	–	36
Derecognition of financial assets and maturities	(6)	(28)	–	(34)	(6)	(23)	–	(29)
Changes in models and methodologies	–	–	–	–	(2)	(14)	9	(7)
Transfer to (from):
Stage 1	201	(178)	(23)	–	196	(156)	(40)	–
Stage 2	(29)	180	(151)	–	(33)	189	(156)	–
Stage 3	–	(75)	75	–	–	(75)	75	–
Gross write-offs	–	–	(117)	(117)	–	–	(91)	(91)
Recoveries	–	–	18	18	–	–	19	19
Foreign exchange and other movements (2)	(7)	(32)	(16)	(55)	1	5	18	24
Balance at end of period	$209	$436	$850	$1,495	$185	$447	$798	$1,430
Personal loans
Balance at beginning of period	$613	$1,215	$604	$2,432	$544	$1,154	$621	$2,319
Provision for credit losses
Remeasurement (1)	(473)	687	1,057	1,271	(464)	797	1,079	1,412
Newly originated or purchased financial assets	262	–	–	262	288	–	–	288
Derecognition of financial assets and maturities	(68)	(85)	–	(153)	(66)	(110)	–	(176)
Changes in models and methodologies	–	–	–	–	3	(33)	5	(25)
Transfer to (from):
Stage 1	445	(435)	(10)	–	457	(445)	(12)	–
Stage 2	(116)	201	(85)	–	(160)	249	(89)	–
Stage 3	(3)	(335)	338	–	(6)	(361)	367	–
Gross write-offs	–	–	(1,488)	(1,488)	–	–	(1,583)	(1,583)
Recoveries	–	–	217	217	–	–	230	230
Foreign exchange and other movements (2)	(82)	(110)	(77)	(269)	(32)	(28)	(18)	(78)
Balance at end of period	$578	$1,138	$556	$2,272	$564	$1,223	$600	$2,387
Credit cards
Balance at beginning of period	$338	$1,017	$–	$1,355	$288	$872	$–	$1,160
Provision for credit losses
Remeasurement (1)	(189)	466	600	877	(218)	571	652	1,005
Newly originated or purchased financial assets	60	–	–	60	99	–	–	99
Derecognition of financial assets and maturities	(24)	(20)	–	(44)	(33)	(32)	–	(65)
Changes in models and methodologies	–	–	–	–	–	(10)	–	(10)
Transfer to (from):
Stage 1	223	(223)	–	–	269	(269)	–	–
Stage 2	(71)	71	–	–	(96)	96	–	–
Stage 3	–	(312)	312	–	–	(284)	284	–
Gross write-offs	–	–	(1,075)	(1,075)	–	–	(1,106)	(1,106)
Recoveries	–	–	162	162	–	–	164	164
Foreign exchange and other movements (2)	(74)	(105)	1	(178)	–	(3)	6	3
Balance at end of period	$263	$894	$–	$1,157	$309	$941	$–	$1,250
Total retail loans
Balance at beginning of period	$1,147	$2,656	$1,444	$5,247	$997	$2,424	$1,266	$4,687
Provision for credit losses
Remeasurement (1)	(840)	1,298	1,881	2,339	(854)	1,491	2,050	2,687
Newly originated or purchased financial assets	354	–	–	354	423	–	–	423
Derecognition of financial assets and maturities	(98)	(133)	–	(231)	(105)	(165)	–	(270)
Changes in models and methodologies	–	–	–	–	1	(57)	14	(42)
Transfer to (from):
Stage 1	869	(836)	(33)	–	922	(870)	(52)	–
Stage 2	(216)	452	(236)	–	(289)	534	(245)	–
Stage 3	(3)	(722)	725	–	(6)	(720)	726	–
Gross write-offs	–	–	(2,680)	(2,680)	–	–	(2,780)	(2,780)
Recoveries	–	–	397	397	–	–	413	413
Foreign exchange and other movements (2)	(163)	(247)	(92)	(502)	(31)	(26)	6	(51)
Balance at end of period	$1,050	$2,468	$1,406	$4,924	$1,058	$2,611	$1,398	$5,067
Non-retail loans:
Business and government
Balance at beginning of period	$854	$640	$897	$2,391	$739	$508	$788	$2,035
Provision for credit losses
Remeasurement (1)	(205)	248	900	943	(52)	259	603	810
Newly originated or purchased financial assets	1,091	–	–	1,091	983	–	–	983
Derecognition of financial assets and maturities	(937)	(209)	(20)	(1,166)	(856)	(93)	(28)	(977)
Changes in models and methodologies	82	49	–	131	–	–	–	–
Transfer to (from):
Stage 1	91	(91)	–	–	92	(92)	–	–
Stage 2	(46)	46	–	–	(59)	62	(3)	–
Stage 3	–	(33)	33	–	(3)	(23)	26	–
Gross write-offs	–	–	(598)	(598)	–	–	(513)	(513)
Recoveries	–	–	37	37	–	–	47	47
Foreign exchange and other movements (2)	(47)	(31)	(144)	(222)	1	1	(84)	(82)
Balance at end of period including off-balance sheet exposures	$883	$619	$1,105	$2,607	$845	$622	$836	$2,303
Less: Allowance for credit losses on off-balance sheet exposures (3)	(150)	(39)	(13)	(202)	(146)	(27)	–	(173)
Balance at end of period (3)	$733	$580	$1,092	$2,405	$699	$595	$836	$2,130
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Includes impact of divested operations.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at July 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$220,338	$2,979	$–	$223,317	$219,905	$3,983	$–	$223,888
Low	85,951	3,410	–	89,361	83,755	4,820	–	88,575
Medium	15,788	10,129	–	25,917	15,870	8,618	–	24,488
High	2,400	5,844	–	8,244	3,002	6,007	–	9,009
Very high	7	2,941	–	2,948	48	3,170	–	3,218
Loans not graded (2)	13,283	515	–	13,798	16,937	1,173	–	18,110
Default	–	–	3,058	3,058	–	–	2,903	2,903
Total	$337,767	$25,818	$3,058	$366,643	$339,517	$27,771	$2,903	$370,191
Allowance for credit losses	209	436	850	1,495	196	424	840	1,460
Carrying value	$337,558	$25,382	$2,208	$365,148	$339,321	$27,347	$2,063	$368,731
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at July 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$31,474	$150	$–	$31,624	$31,009	$202	$–	$31,211
Low	21,269	734	–	22,003	21,075	751	–	21,826
Medium	13,037	38	–	13,075	12,886	78	–	12,964
High	8,797	5,366	–	14,163	10,331	5,659	–	15,990
Very high	45	2,163	–	2,208	35	2,651	–	2,686
Loans not graded (2)	22,007	1,991	–	23,998	22,465	2,354	–	24,819
Default	–	–	945	945	–	–	1,071	1,071
Total	$96,629	$10,442	$945	$108,016	$97,801	$11,695	$1,071	$110,567
Allowance for credit losses	578	1,138	556	2,272	613	1,215	604	2,432
Carrying value	$96,051	$9,304	$389	$105,744	$97,188	$10,480	$467	$108,135
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at July 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,687	$1	$–	$2,688	$2,646	$2	$–	$2,648
Low	2,819	3	–	2,822	3,171	11	–	3,182
Medium	4,289	17	–	4,306	4,792	26	–	4,818
High	2,325	1,802	–	4,127	3,210	1,942	–	5,152
Very high	12	1,166	–	1,178	20	1,204	–	1,224
Loans not graded (1)	819	425	–	1,244	582	439	–	1,021
Default	–	–	–	–	–	–	–	–
Total	$12,951	$3,414	$–	$16,365	$14,421	$3,624	$–	$18,045
Allowance for credit losses	263	894	–	1,157	338	1,017	–	1,355
Carrying value	$12,688	$2,520	$–	$15,208	$14,083	$2,607	$–	$16,690
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at July 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$134,786	$193	$–	$134,979	$126,681	$255	$–	$126,936
Low	22,045	42	–	22,087	22,102	71	–	22,173
Medium	7,066	7	–	7,073	9,569	13	–	9,582
High	2,177	368	–	2,545	4,047	631	–	4,678
Very high	3	259	–	262	14	351	–	365
Loans not graded (1)	9,451	2,235	–	11,686	9,039	2,049	–	11,088
Default	–	–	–	–	–	–	–	–
Carrying value	$175,528	$3,104	$–	$178,632	$171,452	$3,370	$–	$174,822
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at July 31, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$389,285	$3,323	$–	$392,608	$380,241	$4,442	$–	$384,683
Low	132,084	4,189	–	136,273	130,103	5,653	–	135,756
Medium	40,180	10,191	–	50,371	43,117	8,735	–	51,852
High	15,699	13,380	–	29,079	20,590	14,239	–	34,829
Very high	67	6,529	–	6,596	117	7,376	–	7,493
Loans not graded (2)	45,560	5,166	–	50,726	49,023	6,015	–	55,038
Default	–	–	4,003	4,003	–	–	3,974	3,974
Total	$622,875	$42,778	$4,003	$669,656	$623,191	$46,460	$3,974	$673,625
Allowance for credit losses	1,050	2,468	1,406	4,924	1,147	2,656	1,444	5,247
Carrying value	$621,825	$40,310	$2,597	$664,732	$622,044	$43,804	$2,530	$668,378
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at July 31, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$148,716	$892	$–	$149,608	$138,789	$1,482	$–	$140,271
Non-investment grade	120,397	6,026	–	126,423	121,999	7,169	–	129,168
Watch list	6	4,283	–	4,289	7	4,468	–	4,475
Loans not graded (2)	2,717	25	–	2,742	2,485	36	–	2,521
Default	–	–	3,798	3,798	–	–	3,270	3,270
Total	$271,836	$11,226	$3,798	$286,860	$263,280	$13,155	$3,270	$279,705
Allowance for credit losses	733	580	1,092	2,405	713	606	897	2,216
Carrying value	$271,103	$10,646	$2,706	$284,455	$262,567	$12,549	$2,373	$277,489
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments– Business and government	As at July 31, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$265,216	$1,001	$–	$266,217	$242,637	$1,101	$–	$243,738
Non-investment grade	61,233	1,620	–	62,853	60,136	1,841	–	61,977
Watch list	–	788	–	788	–	1,007	–	1,007
Loans not graded (2)	4,581	1	–	4,582	4,593	1	–	4,594
Default	–	–	73	73	–	–	31	31
Total	$331,030	$3,410	$73	$334,513	$307,366	$3,950	$31	$311,347
Allowance for credit losses	150	39	13	202	141	34	–	175
Carrying value	$330,880	$3,371	$60	$334,311	$307,225	$3,916	$31	$311,172
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at July 31, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$413,932	$1,893	$–	$415,825	$381,426	$2,583	$–	$384,009
Non-investment grade	181,630	7,646	–	189,276	182,135	9,010	–	191,145
Watch list	6	5,071	–	5,077	7	5,475	–	5,482
Loans not graded (2)	7,298	26	–	7,324	7,078	37	–	7,115
Default	–	–	3,871	3,871	–	–	3,301	3,301
Total	$602,866	$14,636	$3,871	$621,373	$570,646	$17,105	$3,301	$591,052
Allowance for credit losses	883	619	1,105	2,607	854	640	897	2,391
Carrying value	$601,983	$14,017	$2,766	$618,766	$569,792	$16,465	$2,404	$588,661
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at July 31, 2026
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,413	$644	$–	$2,057
Personal loans	558	268	–	826
Credit cards	215	157	360	732
Business and government	280	69	–	349
Total	$2,466	$1,138	$360	$3,964

	As at April 30, 2026
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,352	$642	$–	$1,994
Personal loans	580	283	–	863
Credit cards	232	162	361	755
Business and government	163	126	–	289
Total	$2,327	$1,213	$361	$3,901

	As at October 31, 2025
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,603	$767	$–	$2,370
Personal loans	691	353	–	1,044
Credit cards	289	189	430	908
Business and government	238	104	–	342
Total	$2,821	$1,413	$430	$4,664
(1)	Loans up to 30 days past due are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	July 31 2026	April 30 2026	October 31 2025
Unpaid principal balance (1)	$206	$204	$224
Credit-related fair value adjustments	(19)	(19)	(24)
Carrying value	187	185	200
Stage 3 allowance	–	–	(1)
Carrying value net of related allowance	$187	$185	$199
(1)	Represents principal amount owed net of write-offs.